Related-Party Transactions and Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related-Party Transactions and Notes Payable

Note 8 – Related-Party Transactions and Notes Payable

Related-Party Payables

Related-party payables consist of the following:

	September 30,	December 31,
	2025	2024
Accrued expenses payable to related parties	$222,801	$53,340
Reimbursable expenses payable to majority shareholder	102,763	25,327
Accrued interest payable to majority shareholder	34,183	13,037
Accrued interest payable to related parties	302,516	48,181
Total Related-Party Payables	$662,263	$139,885

Related-Party Notes Payable

Related-party notes payable consist of the following:

	September 30,	December 31,
	2025	2024
Note payable to seller (a related party), interest at 7.25%, in default as of August 15, 2025 resulting in ownership of 100% of the membership interests in Down 2 Fish Charters, LLC reverting to the seller. [3]	700,000	700,000
Note payable to majority shareholder, interest at 10.00%, maturing January 31, 2026, unsecured. [1]	300,000	300,000
Note payable to majority shareholder, interest at 5.00%, maturing January 31, 2026, unsecured. [2]	50,000	50,000
Note payable to a related party, bearing no interest, maturing December 31, 2025, unsecured, assumed by a related party as part of the spinoff of D2F.	—	24,644
Note payable to a related party, bearing no interest, maturing December 31, 2025, unsecured, assumed by a related party as part of the spinoff of D2F.	—	10,000
Note payable to a related party, bearing no interest, maturing December 31, 2025, secured by federal commercial fishing licenses, assumed by a related party as part of the spinoff of D2F.	—	26,000
Total related-party notes payable	1,050,000	1,110,644
Less: current portion of related-party notes payable	(1,050,000)	(760,644)
Related-Party Notes Payable, Net Current Portion	$—	$350,000

[1] This note had an original interest rate of 5% and an original maturity date of February 21, 2025. The note was amended on June 5, 2025 to increase the interest rate to 10% from the original maturity date forward and to extend the maturity date to January 31, 2026.

[2] This note had an original interest rate of 0% and an original maturity date of April 29, 2025. The note was amended on June 5, 2025 to increase the interest rate to 5% from the original maturity date forward and to extend the maturity date to January 31, 2026.

[3] This note had an original interest rate of 7.25% and an original maturity date of January 1, 2025. The note was amended on April 28, 2025 to extend the maturity date to May 30, 2025, wherein a fixed $50,000 interest payment would be due at maturity and constitute payment in full of all unpaid interest accrued on the note. Additionally, the Company issued 500,000 restricted shares of common stock to the lender to hold as additional collateral for the fulfillment of the note (see Note 9). The Company accounted for this amendment as a debt extinguishment, therefore recorded the issuance of shares, the note principal, and the fixed interest at fair value ($200,000, $700,000, and $50,000, respectively) and recorded a gain on debt extinguishment of $130,708. The value of the shares and the accrued interest were recorded as a debt discount on the modification date and amortized into interest expense through the amended May 30, 2025 maturity date. The note was amended on July 11, 2025 to further extend the maturity date to August 15, 2025, wherein the parties agreed to modify the interest terms to accrue additional interest on the principal balance from February 4, 2025 to August 15, 2025 at an interest rate of 7.25%, and then to make payments of $50,000 and $27,725 in interest payments on or before August 15, 2025. The Company accounted for this amendment as a debt extinguishment and therefore recorded a $50,000 gain on debt extinguishment. The accrued interest was recorded as a debt discount on the modification date and amortized as interest expense through the amended August 15, 2025 maturity date. Therefore, the debt discount was $0 as of September 30, 2025. No further amendments were made to extend the maturity date; therefore, the note was considered to be in default as of September 30, 2025 (see Note 11).

Note 8 – Related-Party Transactions and Notes Payable to Stockholders

Effective September 1, 2022, the Company signed an employment agreement with its Chief Executive Officer at the time for $90,000 per year plus incentive stock options until year-end December 31, 2022, and thereafter for $120,000 per year over the term. In July, 2024 the Board of Directors terminated the CEO’s employment for cause and then appointed a new CEO on July 17, 2024. The new CEO’s compensation is $60,000 per year beginning in July of 2024. At September 30, 2024 and December 31, 2023, accrued payroll of $0 and $30,000 is included in related-party payables.

During the year ended December 31, 2022, the Company issued 600,000 shares of common stock at a price of $0.067 with a fair value of $40,000 to settle $40,000 in accounts payable owed to a company controlled by the Company’s Chief Executive Officer at the time. No gain or loss was recognized on the settlement, and no share-issuance costs were incurred.

At December 31, 2024 and 2023, the Company included $1,400 and $1,200 in related-party payables for accrued fees owed to board members for services rendered.

At December 31, 2024 and 2023, the Company owed $0 and $15,000 to a company controlled by a related party for website creation, website development, and web hosting services. These amounts are included in related-party payables.

During the years ended December 31, 2024 and 2023, the Company recorded stock-based compensation of $158,655 and $249,952 for the grant of stock options to its Chief Executive Officer, board members, and other parties. See Note 10 for more information.

During the years ended December 31, 2024 and 2023, the Company has repaid non-interest-bearing notes payable to related parties totaling $132,000 and $0 which were due at various dates between May 30, 2024 and January 15, 2025.

The Company has an interest-bearing note payable to a related party for $300,000 with an original due date of February 22, 2025 which has been extended, by mutual agreement, to January 31, 2026.

The Company has a non-interest-bearing note payable to a related party for $50,000 with an original due date of April 23, 2025 which has been extended, by mutual agreement, to January 31, 2026.

On April 4, 2024, the Company paid the annual interest payment due to the seller of Down2Fish in connection with the note payable related to the purchase of Down2Fish.

Subsequent to the end of the reporting period, the Company executed a series of amendments to promissory notes with various parties to modify the terms of the notes including extensions of their respective maturity dates (see Note 7 for more information). The terms of the amended agreement for one promissory note related to the purchase of Down2Fish, with a principal amount of $700,000, resulted in the issuance of 500,000 restricted shares of common stock to the seller of Down2Fish to hold as additional collateral for the fulfillment of the note. As a result of the share issuance, the seller became a related party to the Company, and certain other parties became related parties due to ownership attribution. The restated financial statements have been updated to reflect the reclassification of the relevant promissory notes from long-term notes payable to related-party notes payable, and corresponding adjustments were also made to the current portion of long-term notes payable and current portion of related-party notes payable to reflect the amended terms of the notes.